Shareholder Report, Line Graph (Details) - USD ($)		6 Months Ended		12 Months Ended	24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	May 31, 2016	May 31, 2026	May 31, 2016	May 31, 2017	May 31, 2018	May 31, 2019	May 31, 2020	May 31, 2021	May 31, 2022	May 31, 2023	May 31, 2024	May 31, 2025	May 31, 2026
C000023273
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index	The Fairholme Fund
C000082377
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index	The Fairholme Focused Income Fund
S&P 500 Index
Account Value [Line Items]
Accumulated Value	$ 10,000			$ 11,747	$ 13,437	$ 13,945	$ 15,735	$ 22,079	$ 22,013	$ 22,656	$ 29,042	$ 32,969	$ 42,788
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	$ 10,000			$ 10,158	$ 10,120	$ 10,768	$ 11,781	$ 11,734	$ 10,769	$ 10,538	$ 10,676	$ 11,259	$ 11,836